Collection Period Ended 30-Jun-2011
Interest Period of the Class A-1 Notes (from... to)
Principal Note
Payment Factor
0.00 0.000000
27,152,950.90 0.131607
0.00 1.000000
0.00 1.000000
27,152,950.90
Interest & Principal
Payment
0.00
27,185,679.66
502,916.67
120,945.67
27,809,542.00
Total
656,591.10
1.183333 1.183333
Class A-4 Notes 2.140000% 120,945.67 1.783333
Target Overcollateralization Amount 77,277,590.39 12.90%
Class A-3 Notes 1.420000% 502,916.67
Interest Rate Interest Payment
Current Overcollateralization Amount
Pool Balance
627,182,539.17
Initial Overcollateralization Amount 103,010,874.91 9.40%
659,814,716.12
1,150,006,889.88
Amount Percentage
Yield Supplement Overcollateralization Amount 54,176,014.97 29,589,172.14 28,131,450.87
Adjusted Pool Balance 1,095,830,874.91 630,225,543.98 599,051,088.30
Actual/360 Days 30
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Jun-2011 15-Jul-2011 30/360 Days 30
15-Jul-2011 15-Jun-2011
Class A-3 Notes
Amounts in USD
Dates
30-Jun-2011
123.422504
425,000,000.00 425,000,000.00 425,000,000.00 0.000000
Class A-2 Notes
Interest & Principal Payment Interest per
77,277,590.39 12.90%
81,299,095.17
$1000 Face Amount per $1000 Face Amount
77,277,590.39
Class A-4 Notes
992,820,000.00
548,926,448.81
103,010,874.91
67,820,000.00 67,820,000.00
Overcollateralization
Total Note Balance
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
15-Jul-2011
14-Jul-2011
Collection Period (from... to) 1-Jun-2011
13-Jul-2011 Determination Date
Distribution Date
Ending
220,000,000.00 56,106,448.81 28,953,497.91
0.00
Summary
Initial Beginning
0.000000 Class A-1 Notes
Record Date
Collection Period No. 14
Principal per $1000
Balance Balance Balance Face Amount
280,000,000.00 0.00
67,820,000.00 0.000000
521,773,497.91
Class A-1 Notes 0.309120% 0.00 0.000000 0.000000
123.571271 Class A-2 Notes 0.700000% 32,728.76 0.148767
1.783333
Aggregate Principal Distributable Amount
2,739,577.19
0.00
Reserve Fund and Investment Earnings
Reserve Fund Amount - Beginning Balance
0.00
Regular Principal Distributable Amount 27,152,950.90 27,152,950.90 0.00
Reserve Fund
27,152,950.90
Interest Distributable Amount Class A Notes 656,591.10 656,591.10 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
0.00
Monthly Interest Distributable Amount 656,591.10 656,591.10 0.00
0.00
0.00
Available Funds
34,522,436.07
(9) Excess Collections to Certificateholders 6,163,048.47
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
34,522,436.07 (7) Additional Servicing Fee and Transition Costs 0.00
Available Funds
Distributions
Advances made by the Servicer 0.00
Interest Collections
0.00
549,845.60
0.00 549,845.60
0.00
(2) Total Trustee Fees (max. $100,000 p.a.) 0.00
2,246,797.40 Nonrecoverable Advances to the Servicer
Total Distribution
Recoveries 113,130.61 (3) Interest Distributable Amount Class A Notes 656,591.10
0.00
thereof on Class A-3 Notes 502,916.67 502,916.67
Interest Carryover Shortfall Amount
Total Servicing Fee
Priority Principal Distributable Amount 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00
0.00
thereof on Class A-1 Notes 0.00 0.00
Net Liquidation Proceeds 77,485.59
Principal Collections 32,084,852.89 (1) Total Servicing Fee
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Investment Earnings 169.58 (6) Regular Principal Distributable Amount 27,152,950.90
0.00 0.00
34,522,436.07
Distribution Detail
Due Paid Shortfall
Total Trustee Fee 0.00
549,845.60
0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-2 Notes 32,728.76 32,728.76 0.00
27,152,950.90
Reserve Fund Required Amount 2,739,577.19
31-60 Days Delinquent
Total 627,182,539.17 29,184 100.00%
91-120 Days Delinquent 326,874.05 10 0.05%
61-90 Days Delinquent 848,732.37 30 0.14%
99.24%
3,559,636.60 131 0.57%
Current 622,447,296.15 29,013
Delinquency Profile *
Amount Number of Receivables
Weighted Average APR 4.06% 4.01%
Percentage
Weighted Average Number of Remaining Payments 50.23 37.52
Weighted Average Seasoning (months) 11.89 25.91
Notice to Investors
Pool Data
Amount
Current
Reserve Fund Amount - Ending Balance 2,739,577.19
Reserve Fund Deficiency 0.00
Investment Earnings
Number of Receivables
minus Net Investment Earnings 13.68
minus Reserve Fund Draw Amount 0.00
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 13.68
Pool Statistics
Investment Earnings for the Collection Period 169.58
Net Investment Earnings on the Reserve Fund 13.68
Net Investment Earnings on the Collection Account 155.90
1,150,006,889.88
Pool Balance beginning of Collection Period
Cutoff Date Pool Balance 38,540
659,814,716.12 29,961
29,184
Principal Collections 19,101,033.88
Principal Collections attributable to Full Pay-offs 12,983,819.01
Principal Purchase Amounts 0.00
Principal Gross Losses
Pool Factor 54.54%
As of Cutoff Date
547,324.06
Pool Balance end of Collection Period 627,182,539.17
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.254%
Principal Net Losses 357,554.73
Cumulative Principal Net Losses 2,925,879.00
Principal Net Liquidation Proceeds 78,493.79
Principal Recoveries 111,275.54
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 547,324.06